INVENTORIES - Inventory Impairment Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Inventory impairment charges	$ 26	$ 199
Lagunas Norte
Disclosure of operating segments [line items]
Inventory impairment charges	0	166
Lumwana
Disclosure of operating segments [line items]
Inventory impairment charges	0	18
Golden Sunlight
Disclosure of operating segments [line items]
Inventory impairment charges	4	10
Porgera
Disclosure of operating segments [line items]
Inventory impairment charges	0	1
Pierina
Disclosure of operating segments [line items]
Inventory impairment charges	12	4
Carlin
Disclosure of operating segments [line items]
Inventory impairment charges	6	0
Cortez
Disclosure of operating segments [line items]
Inventory impairment charges	$ 4	$ 0